The Gabelli ABC Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 35.8%
	Aerospace and Defense — 0.2%
60,000	Cobham plc†	$115,712
2,000	L3Harris Technologies Inc.	417,280
12,000	Latecoere SACA†	50,225
100,000	Wesco Aircraft Holdings Inc.†	1,101,000

		1,684,217

	Broadcasting — 0.1%
8,000	Cogeco Inc.	576,307
10,000	MSG Networks Inc., Cl. A†	162,200

		738,507

	Building and Construction — 5.2%
40,000	Johnson Controls International plc	1,755,600
1,010,000	Lennar Corp., Cl. B	44,813,700
40,000	Norbord Inc., Toronto	958,901

		47,528,201

	Business Services — 0.0%
500	BCA Marketplace plc	1,450
30,000	exactEarth Ltd.†	7,586

		9,036

	Cable and Satellite — 0.4%
1,000	AMC Networks Inc., Cl. A†	49,160
1,000	Charter Communications Inc., Cl. A†	412,120
44,300	Liberty Global plc, Cl. A†	1,096,425
80,000	Liberty Global plc, Cl. C†	1,903,200
3,000	Liberty Latin America Ltd., Cl. A†	51,210
18,000	Liberty Latin America Ltd., Cl. C†	307,710

		3,819,825

	Computer Software and Services — 3.3%
38,000	Business & Decision†	302,353
742,000	Carbon Black Inc.†	19,284,580
123,500	Digi International Inc.†	1,682,070
10,605	Fiserv Inc.†	1,098,572
52,000	iGO Inc.†	128,700
2,500	InterXion Holding NV†	203,650
7,000	MAM Software Group Inc.†	84,560
2,500	Medidata Solutions Inc.†	228,750
30,000	Monotype Imaging Holdings Inc.	594,300
190,000	Pivotal Software Inc., Cl. A†	2,834,800
175,000	Presidio Inc.	2,957,500
6,300	Rockwell Automation Inc.	1,038,240
20,000	StatPro Group plc	55,821

		30,493,896

	Consumer Products — 0.1%
60,000	Avon Products Inc.†	264,000
10,000	Bang & Olufsen A/S†	58,453
20,000	Edgewell Personal Care Co.†	649,800

		972,253

Shares		Market Value
	Consumer Services — 1.2%
190,747	Sotheby’s†	$10,868,764

	Diversified Industrial — 2.8%
130,000	Haldex AB	662,938
30,000	Katy Industries Inc.†(a)	270
3,000	Milacron Holdings Corp.†	50,010
38,000	Myers Industries Inc.	670,700
8,000	SLM Solutions Group AG†	126,260
177,000	WABCO Holdings Inc.†	23,673,750
20,000	Wartsila OYJ Abp	223,986

		25,407,914

	Electronics — 0.0%
10,000	OSRAM Licht AG	439,796

	Energy and Utilities — 2.8%
64,800	Alerion Cleanpower SpA	191,405
50,000	Alvopetro Energy Ltd., Toronto†	25,852
18,500	Apache Corp.	473,600
12,000	Avangrid Inc.	627,000
180,000	Buckeye Partners LP	7,396,200
33,000	Connecticut Water Service Inc.	2,311,980
65,700	El Paso Electric Co.	4,407,156
20,000	Endesa SA	526,230
200,000	Gulf Coast Ultra Deep Royalty Trust	6,140
2,500	Hess Corp.	151,200
55,000	National Fuel Gas Co.	2,580,600
12,000	Noble Energy Inc.	269,520
1,000	SemGroup Corp., Cl. A	16,340
130,000	Severn Trent plc	3,460,550
800,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0
67,307	UGI Corp.	3,383,523
4,200	Valener Inc.	82,393

		25,909,689

	Entertainment — 0.7%
30,000	Entertainment One Ltd.	208,776
110,000	Fox Corp., Cl. B	3,469,400
30,577	International Speedway Corp., Cl. A	1,376,271
19,000	Liberty Media Corp.- Liberty Braves, Cl. A†	528,770
9,000	Liberty Media Corp.- Liberty Braves, Cl. C†	249,750
1,300	The Madison Square Garden Co., Cl. A†	342,576

		6,175,543

	Equipment and Supplies — 0.0%
9,000	The L.S. Starrett Co., Cl. A†	52,200

	Financial Services — 1.5%
7,000	Alimco Financial Corp.†	63,175
50,000	AllianceBernstein Holding LP	1,467,500
60,000	AXA Equitable Holdings Inc.	1,329,600

1

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
24,692	Brookfield Asset Management Inc., Cl. A	$1,310,898
1,000	Charles Taylor plc	3,934
1,000	Entegra Financial Corp.†	30,040
1,155	German American Bancorp Inc.	37,018
1,218	Horizon Bancorp Inc.	21,144
60,000	KKR & Co. Inc., Cl. A	1,611,000
17,000	LegacyTexas Financial Group Inc.	740,010
1,000	Mastercard Inc., Cl. A	271,570
62,690	MoneyGram International Inc.†	249,506
22,000	Navient Corp.	281,600
12,000	Oritani Financial Corp.	212,340
270,000	Sterling Bancorp	5,416,200
13,000	Stewardship Financial Corp.	203,450
2,200	Topdanmark A/S	106,179
18,000	Waddell & Reed Financial Inc., Cl. A	309,240
126,000	Wright Investors’ Service Holdings Inc.†	58,590

		13,722,994

	Food and Beverage — 0.6%
495,822	Castle Brands Inc.†	624,736
3,500	Pernod Ricard SA	623,345
3,300,000	Premier Foods plc†	1,314,628
24,000	Remy Cointreau SA	3,186,153

		5,748,862

	Health Care — 6.0%
179,000	Akorn Inc.†	680,200
1,000	Alder Biopharmaceuticals Inc.†	18,860
66,000	Allergan plc	11,107,140
60,000	AstraZeneca plc, ADR	2,674,200
500	Bio-Rad Laboratories Inc., Cl. A†	166,370
300	Cambrex Corp.†	17,850
160,000	Celgene Corp.†	15,888,000
40,000	Clovis Oncology Inc.†	157,200
3,000	Corindus Vascular Robotics Inc.†	12,840
500	ICU Medical Inc.†	79,800
158,000	Idorsia Ltd.†	3,884,896
300	Illumina Inc.†	91,266
37,000	McKesson Europe AG	1,056,601
433,000	Myrexis Inc.†	12,557
987,000	Pacific Biosciences of California Inc.†	5,092,920
24,500	Perrigo Co. plc	1,369,305
133,000	Spark Therapeutics Inc.†	12,898,340

		55,208,345

	Hotels and Gaming — 0.3%
80,000	Caesars Entertainment Corp.†	932,800
55,800	Cherry AB, Cl. B†(a)	493,151
9,101	Eldorado Resorts Inc.†	362,857
61,347	Empire Resorts Inc.†	590,772

		2,379,580

Shares		Market Value
	Industrials — 0.1%
1,000	Altran Technologies SA	$15,706
30,000	Arconic Inc.	780,000
5,000	NRC Group Holdings Corp.†	62,200

		857,906

	Machinery — 0.4%
26,000	Astec Industries Inc.	808,600
33,000	CIRCOR International Inc.†	1,239,150
140,000	CNH Industrial NV	1,421,000
45,000	CNH Industrial NV, Borsa Italiana	458,108

		3,926,858

	Metals and Mining — 0.7%
6,000	Alamos Gold Inc., Cl. A	34,800
55,000	Ampco-Pittsburgh Corp.†	202,400
13,000	Detour Gold Corp.†	190,852
130,000	Freeport-McMoRan Inc.	1,244,100
20,808	Newmont Goldcorp Corp.	789,039
115,753	Pan American Silver Corp.	1,815,007
12,000	Pan American Silver Corp., Toronto	187,946
10,000	Vulcan Materials Co.	1,512,400

		5,976,544

	Paper and Forest Products — 0.1%
60,000	Canfor Corp.†	703,325

	Publishing — 0.3%
20,000	Axel Springer SE†	1,373,342
4,000	Meredith Corp.	146,640
125,000	The E.W. Scripps Co., Cl. A	1,660,000

		3,179,982

	Real Estate — 0.2%
500	American Tower Corp., REIT	110,565
5,000	Condor Hospitality Trust Inc., REIT	55,250
4,097	Cousins Properties Inc., REIT	154,006
250	Dream Global Real Estate Investment Trust	3,136
34,298	Vastned Retail Belgium NV, REIT	1,674,769

		1,997,726

	Retail — 0.0%
5,000	Greene King plc	52,071
101,770	The Bon-Ton Stores Inc.†	2,025
28,000	Vitamin Shoppe Inc.†	182,560

		236,656

	Semiconductors — 4.1%
100,000	AIXTRON SE†	1,020,197
100,000	Cypress Semiconductor Corp.	2,334,000
2,146	II-VI Inc.†	75,561
100,000	Mellanox Technologies Ltd.†	10,959,000
440,000	Versum Materials Inc.	23,289,200

		37,677,958

2

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 0.8%
4,000	Hexion Holdings Corp., Cl. B†	$45,000
8,800	Linde plc	1,704,736
520,000	OMNOVA Solutions Inc.†	5,236,400
44,500	SGL Carbon SE†	211,279
20,000	Valvoline Inc.	440,600

		7,638,015

	Telecommunications — 2.0%
72,000	Acacia Communications Inc.†	4,708,800
190,000	CenturyLink Inc.	2,371,200
400,000	Inmarsat plc	2,876,148
130,000	Koninklijke KPN NV	405,387
64,700	Parrot SA†	213,676
100,000	Pharol SGPS SA†	12,164
570,000	Sprint Corp.†	3,516,900
83,000	Telenet Group Holding NV†	3,917,185

		18,021,460

	Transportation — 0.6%
400,000	DryShips Inc.†	2,092,000
13,537	DSV Panalpina A/S	1,288,099
7,000	Genesee & Wyoming Inc., Cl. A†	773,570
23,000	WestJet Airlines Ltd.	531,230
2,000	XPO Logistics Europe SA	671,412

		5,356,311

	Wireless Communications — 1.3%
10,000	Blackberry Ltd.†	52,500
135,000	Millicom International Cellular SA, SDR	6,549,743
7,000	T-Mobile US Inc.†	551,390
13,000	United States Cellular Corp.†	488,540
120,000	Zayo Group Holdings Inc.†	4,068,000

		11,710,173

	TOTAL COMMON STOCKS	328,442,536

	CLOSED-END FUNDS — 0.5%
210,000	Altaba Inc.	4,090,800

	RIGHTS — 0.2%
	Entertainment — 0.0%
201,000	Media General Inc., CVR†(a)	0

	Health Care — 0.1%
187,969	Ambit Biosciences Corp., CVR†(a)	380,637
135,000	American Medical Alert Corp., CPR†(a)	1,350
640,000	Innocoll, CVR†(a)	6
150,000	Ipsen SA/Clementia, CVR†(a)	202,500
95,400	Ocera Therapeutics, CVR†(a)	37,206
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
400,000	Sanofi, CVR†	228,000
825,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0

Shares		Market Value
12,000	Tobira Therapeutics Inc., CVR†(a)	$720

		850,419

	Metals and Mining — 0.1%
2,200,000	Pan American Silver Corp., CVR†	1,320,000

	Specialty Chemicals — 0.0%
96,986	A. Schulman Inc., CVR†(a)	50,724

	TOTAL RIGHTS	2,221,143

Principal Amount
	CORPORATE BONDS — 0.0%
	Health Care — 0.0%
$65,000	Constellation Health Promissory Note, PIK, 5.000%, 01/31/24(a)(b)	27,950

	U.S. GOVERNMENT OBLIGATIONS — 63.5%
585,280,000	U.S. Treasury Bills, 1.793% to 2.383%††, 10/10/19 to 03/19/20(c)	583,343,634

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0%
	(Cost $909,874,833)	$918,126,063

Shares		Market Value
	SECURITIES SOLD SHORT — (4.9)%
	Building and Construction — (4.4)%
720,000	Lennar Corp., Cl. A	$40,212,000

	Financial Services — (0.1)%
21,540	Brookfield Asset Management Inc., Cl. A	1,143,559
3,200	Valley National Bancorp	34,784

		1,178,343

	Health Care — (0.4)%
25,114	AbbVie Inc.	1,901,632
32,000	Bristol-Myers Squibb Co.	1,622,720

		3,524,352

	Industrials — 0.0%
980	US Ecology Inc.	62,661

	TOTAL SECURITIES SOLD SHORT(d)
	(Proceeds received $41,360,928)	$44,977,356

3

The Gabelli ABC Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Payment-in-kind (PIK) security. 5.00% PIK interest income will be paid as additional securities at the discretion of the issuer.
(c)

At September 30, 2019, $77,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short, equity contract for difference swap agreements, and forward foreign exchange contracts.

(d)	At September 30, 2019, these proceeds were being held at Pershing LLC.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

As of September 30, 2019, forward foreign exchange contracts outstanding were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation
USD 16,565,697	EUR 15,100,000	State Street Bank and Trust Co.	10/31/19	$ 66,571
USD 7,914,803	GBP 6,400,000	State Street Bank and Trust Co.	10/31/19	35,164
USD 287,852	SEK 2,800,000	State Street Bank and Trust Co.	10/31/19	2,802

TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS				$104,537

As of September 30, 2019, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
Premier Foods plc	Premier Foods plc	The Goldman Sachs Group, Inc.	1 month	04/01/2020	$671,928	$1,321	—	$1,321

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT								$1,321

4